Filed with the Securities and Exchange Commission on August 21, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	651	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	652	[	X	]
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to Rule 485(b)
[		]	On (date) pursuant to Rule 485(b)
[	X	]	60 days after filing pursuant to Rule(a)(1)
[		]	on (date) pursuant to Rule(a)(1)
[		]	75 days after filing pursuant to Rule(a)(2)
[		]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Explanatory Note: This Post-Effective Amendment No. 651 to the Registration Statement of Managed Portfolio Series
(the “Trust”) is being filed for the purpose of adding a new a new share class, Institutional Class, to the Reinhart Genesis
PMV Fund.

SUBJECT TO COMPLETION August 21, 2026
THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT
SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS
EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT
SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE
OFFER OR SALE IS PERMITTED.
Reinhart Genesis PMV Fund
Investor Class – RPMAX
Advisor Class – RPMFX
Institutional Class – RPMLX
Prospectus
September [28], 2026
The SEC has not approved or disapproved of these securities or determined if this
Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
Reinhart Genesis PMV Fund
Series of Managed Portfolio Series (the “Trust”)
TABLE OF CONTENTS

SUMMARY SECTION ....................................................................................................................	1
Reinhart Genesis PMV Fund .........................................................................................................	1
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND DISCLOSURES OF PORTFOLIO HOLDINGS ................................................................................................................	6
Investment Objective .....................................................................................................................	6
Principal Investment Strategies ......................................................................................................	6
Principal Risks of Investing in the Fund ........................................................................................	7
Portfolio Holdings ..........................................................................................................................	10
MANAGEMENT OF THE FUND ...................................................................................................	10
Investment Adviser ........................................................................................................................	10
Portfolio Managers .........................................................................................................................	11
SHAREHOLDER INFORMATION .................................................................................................	11
Pricing of Fund Shares ...................................................................................................................	11
How to Purchase Fund Shares .......................................................................................................	12
How to Redeem Fund Shares .........................................................................................................	16
How to Exchange Fund Shares ......................................................................................................	19
Dividends and Distributions ...........................................................................................................	20
Tools to Combat Frequent Transactions ........................................................................................	21
Tax Consequences ..........................................................................................................................	22
Other Fund Policies ........................................................................................................................	23
Class Descriptions ..........................................................................................................................	24
DISTRIBUTION OF FUND SHARES .............................................................................................	24
The Distributor ...............................................................................................................................	24
Rule 12b-1 Distribution Fees .........................................................................................................	25
Shareholder Servicing Plan Fees ....................................................................................................	25
Payments to Financial Intermediaries ............................................................................................	25
FINANCIAL HIGHLIGHTS ............................................................................................................	26
1

Summary Section
Reinhart Genesis PMV Fund
Investment Objective
The Reinhart Genesis PMV Fund (the “Fund” or the “Genesis Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Institutional Class
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Advisor Class	Institutional Class
Management Fees	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.25%	0.00%	0.00%
Shareholder Servicing Plan Fee (1)	0.15%	0.15%	0.00%
Other Expenses(2)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses (1)(4)	1.31%	1.06%	0.91%
Less: Fee Waiver and Expense Reimbursement (3)	-0.11%	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (1)(2)(3)(4)	1.20%	0.95%	0.80%
(1)Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the
Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.
(2)Because Institutional Class shares were not offered prior to the date of this Prospectus, “Other Expenses” for the
Institutional Class are based on estimated amounts for the current fiscal year.
(3)Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Advisor
Class, and 0.80% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The
Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28,
2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of
Trustees (the “Board”) or the Adviser, with the consent of the Board.
(4)Effective September 28, 2026, the Management Fee was reduced from 0.95% to 0.80% of the Fund’s average daily net assets. Accordingly, Total Annual Fund Operating Expenses shown in the table differ from the “Ratio of Expenses to
Average Net Assets Before Expense Reimbursement/Recoupment” found in the “Financial Highlights” section of this prospectus, which reflect expenses incurred during periods before the Management Fee reduction.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
2

	One Year	Three Years	Five Years	Ten Years
Investor Class	$122	$404	$708	$1,569
Advisor Class	$97	$326	$574	$1,284
Institutional Class	$82	$279	$493	$1,109
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”
its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap” or “mid-
cap”) companies.  The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of April 30,
2026 they ranged from approximately $ 146.4 million to $17.4 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
The Fund may invest up to 20% of its net assets in securities of real estate investment trusts (“REITs”)
and securities of other investment companies, including exchange-traded funds (“ETFs”). From time to time, the Fund may also invest in American Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
3
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Small-Cap and Mid-Cap Companies Risk.  Securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
REIT Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.
Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through
"sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index) and additional, more specialized indexes. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at
www.reinhartfunds.com or by calling (855) 774-3863.
4
Calendar Year Total Returns as of December 31

35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
22.09%
4.38%
24.03%
-3.57%
23.92%
15.06%
5.47%
2019
2020
2021
2022
2023
2024
2025

Best Quarter	Worst Quarter
Q4 2020 29.73%	Q1 2020 -33.79%

Year-to-Date Return as of June 30, 2026
22.12%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Since Inception (5/31/2018)
Advisor Class Shares
Return Before Taxes	5.47%	12.46%	10.26%
Return After Taxes on Distributions	3.68%	11.00%	9.22%
Return After Taxes on Distributions and Sale of Fund Shares	4.52%	9.68%	8.09%
Investor Class Shares
Return Before Taxes	5.19%	12.17%	9.97%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	12.59%	8.88%	8.61%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	12.73%	10.02%	7.95%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	11.91%	7.26%	8.61%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.07%
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. No returns are shown for Institutional Class shares since Institutional Class shares were not offered prior to the date of this Prospectus. Average annual total returns for Institutional Class shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor Class and the Institutional Class will vary to the extent each share class has different expenses. Furthermore,
5
the after-tax returns shown are not relevant to those investors who hold their shares through tax-
advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The Russell 2000® Value Index measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios and lower forecasted growth values.
Management
Investment Adviser
Reinhart Partners, LLC is the Fund’s investment adviser.
Portfolio Managers
Matthew Martinek, CFA, Principal, Chief Investment Officer and Portfolio Manager of the Adviser, is
the Fund’s lead portfolio manager and Joshua Wheeler, CFA, Principal and Portfolio Manager of the
Adviser, is the co-portfolio manager of the Fund. They are responsible for the day-to-day management of the Fund.  Mr. Martinek has managed the Fund since its inception in May 2018, while Mr. Wheeler became co-portfolio manager in September 2024.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Reinhart Genesis PMV Fund, c/o U.S. Bank Global Fund
Services, LLC, P.O. Box 219252, Kansas City, MO 64121-9252), by wire transfer, by contacting the
Fund by telephone at (855) 774-3863, or through a financial intermediary. The minimum initial investment amounts are shown below:

	Minimum Initial Investment	Minimum Subsequent Investments
Investor & Advisor Classes	$5,000	$100
Institutional Class*	$1,000,000	None
*The minimum initial investment is waived for institutional investors that maintain accounts at an omnibus or plan level for employer-sponsored retirement or benefit plans, including: (i) plans established under Internal Revenue Code
Sections 401(a), 401(k), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans,
(iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
The Adviser may reduce or waive the minimums.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.  Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
6

Investment Objectives, Strategies, Risks and Disclosure of Portfolio Holdings
Investment Objective
The Fund’s investment objective is long-term capital appreciation.  The Fund’s investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’
prior written notice to shareholders.
Principal Investment Strategies
Genesis Fund
Under normal market conditions, the Genesis Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small-cap and mid-cap companies.
The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of April 30, 2026 they ranged from approximately $ 146.4 million to $17.4 billion.
PMV is the Adviser’s proprietary methodology for determining a company’s true intrinsic value.  PMV is what an acquirer would be willing to pay for the entire company (per share).  It is calculated by observing actual takeover valuations and applying the corresponding, appropriate valuation multiples to each security analyzed. Since stock prices tend to be more volatile than a security’s intrinsic value, this discipline eliminates the emotion of the markets and identifies objective investment opportunities.
Owning shares of high-quality companies at significant discounts to intrinsic value is a formula for long-term investment success. The Fund may invest up to 20% of its net assets in REITs and securities of other investment companies.
The Adviser employs a four-step equity management process that allows us to identify and manage a portfolio of stocks chosen to provide superior returns with controlled risk. The first two steps are designed to filter a broad universe of securities down to a select group that warrant intensive fundamental analysis.
•Step 1: Look for symptoms of success
Great companies generate consistently superior returns for their shareholders. Therefore, the first thing the Adviser looks for is companies with symptoms of success such as: consistent positive cash flow from operations and strong returns on equity, assets, and invested capital.
•Step 2: Screen by valuation measures
Having screened for quality, the Adviser further narrows its universe by applying a series of initial valuation measures. Companies that make it through these first two steps are then subjected to intensive fundamental analysis.
•Step 3: Evaluate the business model
For a company to generate excess returns, it must have a sustainable competitive advantage.  It may be the low-cost producer, maintain a dominating brand or serve a niche. The Adviser evaluates the company’s business model in order to understand the value and sustainability of its competitive position.
•Step 4: Value the franchise
The last step in the Adviser’s equity selection process is to assign an independent, objective valuation to the enterprise. The Adviser must determine what the true intrinsic value of the
7
company is. The Adviser does this through a private market valuation discipline. New securities are purchased if the price is at a discount of 30% or more to its private market valuation.
Stocks are sold when they reach their PMV. The gap between price and PMV serves as an objective basis to trim or add to existing holdings.
As a non-principal investment strategy, the Fund may also hold high-quality, short-term debt securities and money market instruments for retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  The Fund pursues its investment objective regardless of market conditions and does not take defensive positions through raising cash.  Cash will fluctuate based upon the ratio of public prices to private values of securities, and defensive positioning of the Fund is made through stock selection and sector weightings, which may result in the Fund not achieving its investment objective. When investing for temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.
Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency.  There can be no assurance that the
Fund will achieve its investment objective. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:
General Market Risk.  The NAV and investment return of the Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund.  Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the Fund invests is based upon the market’s perception of value, and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market volatility may have adverse effects on the
Fund.
Management Risk.  The ability of the Fund to meet its investment objective is directly related to the
Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis, and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could underperform the market or other mutual funds with similar investment objectives.
8
Equity Securities Risk.  The Fund’s investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which the Fund invests.
The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
Mid-Cap Companies Risk.  The mid-cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large-
cap companies.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a mid-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.
Small-Cap Companies Risk.  The small-cap companies in which the Fund invests may not have the management experience, financial resources, product or business diversification and competitive strengths of larger-cap companies.  In addition, such companies may have been recently organized and have little or no track record of success.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the
Adviser wants to sell a large quantity of a small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.
Analysts and other investors may follow these companies less actively and, therefore, information about these companies may not be as readily available as that for larger-cap companies.
Value-Style Investing Risk.  The Fund’s investments in value stocks may react differently to issuer, political, market, and economic developments than the general market and investments in other types of stocks.  Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.  However, value stocks may continue to be inexpensive for long periods of time and may not ever realize their full value and their  prices may decline.  Also, if the market does not consider a stock to be undervalued, then the value of the stock may decline even if stock prices are generally rising. In addition, the Adviser's estimated value of an investment may not be correct.
REIT Risk.  REITs have been subject to substantial fluctuations and valuation declines on a local, regional and national basis in the past and may continue to be in the future.  Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.  Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser
9
portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.
Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial sector companies held by the Fund.
ADR Risk. ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.  In some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  Investment in
ADRs may be less liquid than the underlying shares in their primary trading market and may be more volatile.  Investing in ADRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the ADRs will be purchased, sold and pay dividends in U.S. Dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; inflation risk; speculation; and other factors. Investing in
ADRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the ADRs will be purchased, sold and pay dividends in U.S. Dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions;
government intervention; inflation risk; speculation; and other factors. Distributions paid to holders of depositary receipts, such as the Fund, may be subject to a fee charged by the depositary. In addition, depositary receipts may not pass through voting or other shareholder rights.
ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Non-Principal Risks
ETF Risk. The market price of an ETF will fluctuate based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the
ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  In addition, the Fund will
10
bear its pro rata portion of an ETF’s expenses and the Fund’s expenses may therefore be higher than if it invested directly in securities.
Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its contemplated investments in other investment companies.  If the Fund invests in investment companies (including other closed-end, open-end funds, and ETFs), it will bear additional expenses based on its pro rata share of the investment company’s operating expenses, including the duplication of advisory and other fees and expenses.  Additional risks of owning an investment company generally includes the risks of owning the underlying securities the investment company holds.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management of the Fund
Investment Adviser
The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Reinhart
Partners, LLC located at 11090 North Weston Drive, Mequon, Wisconsin 53092.  Established in 1991,
the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions and is responsible for about $4.78 billion in assets under advisement as of May 31, 2026. Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board.
The Adviser has overall supervisory responsibility for the general management and investment of the
Fund’s securities portfolio.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under the
Advisory Agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.80% of the Fund’s average daily net assets.
Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of each class of the Fund, the Adviser has contractually agreed to waive its management fees, and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, front-end or contingent deferred loads, leverage/borrowing interest, interest expense, taxes, dividends paid on short sales, brokerage commissions, expenses incurred in conjunction with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class,
0.95% of the average daily net assets of the Advisor Class, or 0.80% of the average daily net assets of the Institutional Class of the Fund (the “Expense Cap”). The Operating Expenses Limitation Agreement
is indefinite in term and cannot be terminated through at least September 28, 2027, with respect to the
Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and the expense payment occurred and at the time of the recoupment.
As a result of the Operating Expenses Limitation Agreement the Adviser has with the Fund, the Adviser was effectively paid a management fee of 0.72% of the Fund’s average daily net assets for the fiscal year ended May 31, 2026.
11
A discussion regarding the basis of the Board’s approval of the Advisory Agreement is available in the
Fund’s annual report to shareholders for the fiscal year ended May 31, 2025, which is included in the
Fund’s Form N-CSR.
The Fund, as series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, except for the Reinhart Mid Cap PMV Fund and the
Reinhart International PMV Fund for which the Fund shares the same investment adviser. The Fund does not share the same investment adviser with any other series of the Trust.
Portfolio Managers
Matthew Martinek, CFA and Joshua Wheeler, CFA, are responsible for the day-to-day management of the Genesis Fund.
Matthew Martinek, CFA
Matthew Martinek joined Reinhart Partners in 2010 as an Analyst and was promoted to Portfolio
Manager of the Genesis PMV strategy in 2011, Chief Investment Officer in 2024, and Co-Portfolio
Manager of the Mid Cap PMV strategy in 2024. Prior to joining Reinhart Partners, Mr. Martinek was an
Associate Analyst with T. Rowe Price, primarily focused on the Small Cap Value strategy. Mr.
Martinek has a BBA in Accounting and Finance from the University of Wisconsin-Madison, where he was a member of the Applied Security Analysis Program.  He also received an MBA from Columbia
Business School, where he was a member of the Applied Value Investing program.  He holds the
Chartered Financial Analyst designation and is a member of the CFA Institute.
Joshua Wheeler, CFA
Joshua Wheeler joined Reinhart Partners in 2015 as an Analyst and was promoted to Portfolio Manager of the Mid Cap PMV strategy in January 2021 and Co-Portfolio Manager of the Genesis PMV strategy in 2024. Prior to joining Reinhart Partners, Mr. Wheeler was a Senior Equity Research Analyst at
Greenleaf Trust and a sell-side Senior Research Associate at Morgan Stanley in New York City. He
began his career as a Commercial Credit Analyst for Vectra Bank in Denver, Colorado. Mr. Wheeler
has a BA in Economics from Hope College and an MBA from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst designation and is a member of the CFA
Institute.
The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Shareholder Information
Pricing of Fund Shares
The price of each class of the Fund’s shares is its NAV.  The NAV of each class is calculated by dividing its total assets, less the liabilities of each class, by the number of shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m. Eastern Time.  The NAV will not be calculated, nor may investors purchase or redeem Fund shares, on days that the NYSE is closed for trading, even though certain Fund securities
(i.e., foreign or debt securities) may trade on days the NYSE is closed and such trading may materially affect the Fund’s NAV.
The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services consistent with the Adviser’s valuation procedures and policies. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the
Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities. When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as
12
determined under fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the
Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of the prices obtained through the application of such procedures.
When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.
The Fund’s investments in smaller capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  It is anticipated that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.
Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-
the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by the Board.
How to Purchase Fund Shares
Shares of the Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below).  Shares may be purchased directly from the
Fund or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.
Shares of the Fund have not been registered and are not offered for sale outside of the United States.
The Fund generally does not sell shares to investors residing outside the United States, even if they are
United States citizens or lawful permanent residents, except to investors with United States military
APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-
Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.
A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services,
LLC, the Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the
Transfer Agent.
13
Investment Minimums.  The Fund’s minimum initial and subsequent investment amounts are shown below:

	Minimum Initial Investment	Minimum Subsequent Investments
Investor Class	$5,000	$100
Advisor Classes	$5,000	$100
Institutional Class*	$1,000,000	None
*Institutional Class shares pay no Rule 12b-1 distribution fees and no shareholder servicing plan fees. In addition, the
Adviser will not make any revenue sharing payments to financial intermediaries in connection with the sale of
Institutional Class shares.  The minimum initial investment is waived for institutional investors that maintain accounts at an omnibus or plan level for employer-sponsored retirement or benefit plans, including: (i) plans established under
Internal Revenue Code Sections 401(a), 401(k), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
The Adviser reserves the right to waive the minimum initial or subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.
Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Fund’s Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.
If you place an order for the Fund’s shares through a financial intermediary that is authorized by the
Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.
If your financial intermediary is not an Authorized Intermediary, your order will be processed at the
NAV next calculated after the Transfer Agent receives your order from your financial intermediary.
Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received, in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not
Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.
Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized
Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:
•The name of the Fund(s) to be purchased;
•The class of shares to be purchased;
•The dollar amount of shares to be purchased;
•Your account application or investment stub; and
•A check payable to the name of the Fund or a wire transfer received by the Fund.
14
An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the
Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account
Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.
Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.
Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.
Upon acceptance by the Fund, all purchase requests received in good order before the close of the
NYSE (generally 4:00 p.m., Eastern Time) will be processed at the NAV next calculated after receipt.
Purchase requests received after the close of the NYSE will be priced on the next business day.
Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account
Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services PO. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is determined as of the time the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, or any conditional order or payment.
Purchase by Wire.  If you are making your first investment in the Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at (855) 774-3863 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	[Name of Fund(s)]
[Shareholder Name/Account Registration]
[Shareholder Account Number]
[Class of shares to be purchased]
15
Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing.  The Fund and U.S. Bank N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you did not decline telephone transactions on your Account Application, and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Fund toll free at (855)
774-3863.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing
House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time), shares will be purchased in your account at the NAV determined on the day your order is placed.
Shareholders may encounter higher than usual call waiting times during periods of high market activity.
Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00
p.m., Eastern Time).
Subsequent Investments.  Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone or wire.  You must call to notify the Fund at (855) 774-3863 before wiring.  An Invest by Mail form, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the Invest by Mail form from your account statement, include your name, address, Fund name and account number on a separate piece of paper.
Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan
(“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly, quarterly, semi-annual or annual basis, from your personal checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the
AIP draft for any reason.
Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance
Program (the “Program”) as required by the Uniting and Strengthening America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT
Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers”
seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA
PATRIOT Act):
•Full name;
•Date of birth (individuals only);
•Social Security or taxpayer identification number; and
•Permanent street address (a P.O. Box number alone is not acceptable).
In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your account application as part of the
16
Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at
(855) 774-3863.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.
How to Redeem Fund Shares
In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.
However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.
Shares held in IRA accounts may be redeemed by telephone at (855) 774-3863.  Investors will be asked whether or not to withhold taxes from any distribution.
Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally
4:00 p.m., Eastern Time) will usually be processed on the next business day.  Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Fund may choose to sell portfolio assets for the purpose of meeting such requests.  The Fund further reserves the right to distribute “in-kind” securities from the
Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-in-kind are discussed in greater detail below.
A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund to be redeemed;
•The class of shares to be redeemed;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account and signature guarantee(s), if applicable.
17
Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators, or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.
While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account, or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  The
Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house
(ACH) transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH;
however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
If you did not purchase your shares with a wire payment, please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets;
or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the
Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.
Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer
Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.
18
Non-financial transactions, including establishing or modifying the ability to purchase and redeem Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.
Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services PO. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.
Telephone Redemption.  Unless you declined telephone transactions on your Account Application, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at (855)
774-3863.  Investors in an IRA or other retirement plan will be asked whether or not to withhold federal income tax.
In order to qualify for, or to change, telephone redemption privileges on an existing account, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for, or to change, telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.
Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number;
•The name in which your account is registered; and/or
•The Social Security or taxpayer identification number under which the account is registered.
19
If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least
$100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.
This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the rate of growth of assets in your account, including any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call (855) 774-3863 for additional information regarding the SWP.
The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.
Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).
Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.
How to Exchange Fund Shares
You may exchange all or a portion of your investment from the Fund to other Funds in the Trust that the Adviser manages within the same share class.  Be sure to confirm with the Transfer Agent that the
Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state. Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,”
unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.
You may make exchanges only between identically registered accounts (name(s), address, and taxpayer
ID number).  There is currently no limit on exchanges, but the Fund reserves the right to limit
20
exchanges (See “Tools to Combat Frequent Transactions”).  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your Account Application.
Exchanges By Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Fund:

Regular Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services PO. Box 219252 Kansas City, MO 64121-9252	Overnight or Express Mail [Name of Fund(s)] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
The written request must contain the following information:
•Your account number;
•The names of the Fund and Share Class you are exchanging;
•The dollar amount or number of shares you want to sell (and exchange); and
•A completed Account Application for the Fund into which you want to exchange if you desire different account privileges than those currently associated with your Fund account.
The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services,
LLC post office box, of purchase orders or redemption requests does not constitute receipt by the
Transfer Agent of the Fund.  Receipt of purchase orders, redemption or exchange requests is based on when the order is received at the Transfer Agent’s offices.
Exchanges by Telephone.  Unless you declined telephone transactions on your Account Application, you may exchange your Fund shares by telephone at (855) 774-3863.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure.
Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number;
•The name in which your account is registered; and/or
•The social security or taxpayer identification number under which the account is registered.
Dividends and Distributions
The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at other times during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options:
(1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions
21
for which the record date is five or more calendar days after the Transfer Agent has received your request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.
Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include, among other things, monitoring trading activity and using fair value pricing. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise judgment in implementing these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.
Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-
term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the
Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.
The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.
Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with the Trust's fair value procedures.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled
“Pricing of Fund Shares.”
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with
Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading
22
practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.
Tax Consequences
Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.
To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum federal rate of 20% for individual shareholders in the highest income bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions by the Fund that are not paid from its earnings and profits will be treated as a return of capital, which is applied against and will reduce the adjusted tax basis of your shares (but not below zero) and, after such adjusted tax basis is reduced to zero, be treated as a gain from the sale or exchange of shares.
The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
Under the Tax Cuts and Jobs Act (“TCJA”), "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after
20% deduction). The Fund may choose to pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and the shareholder meet certain holding period requirements with respect to their shares. Neither the TCJA nor the proposed regulations permit conduit treatment of income from qualified publicly traded partnerships for purposes of the 20% deduction by noncorporate taxpayers. The IRS continues to study whether such treatment for registered investment companies is appropriate in the context of publicly traded partnerships.
A 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
23
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October,
November or December to shareholders of record on a date in such a month and paid the following
January are taxable as if received on December 31.
Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.
If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.
Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund and gains from the sale of Fund shares may also be subject to state and local taxes.  Additional tax information may be found in the SAI.
This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.
Other Fund Policies
Telephone Transactions.  If you did not decline telephone transactions on your Account Application, you may be responsible for fraudulent telephone orders made to your account as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally,
4:00 p.m. Eastern Time).
During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the
Fund at the address listed previously in the “How to Purchase Fund Shares” section.
Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.
Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.
Closing the Fund.  The Board retains the right to close (or partially close) the Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the
Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
24
Householding.  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at (855) 774-3863 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the
Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at (855) 774-3863 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.
Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Class Descriptions
The Fund currently offers three different classes of shares, Investor Class shares, Advisor Class shares and Institutional Class shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.
Investor Class shares of the Fund impose a 0.25% Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class. See “Rule 12b-1 Distribution Fees” below for further information.
Investor Class and Advisor Class shares of the Fund each impose a shareholder servicing fee of up to
0.15% that is assessed against the assets of the Fund attributable to those classes. Institutional Class shares of the Fund and Advisor Class shares of the Fund do not pay a Rule 12b-1 fee, and Institutional
Class shares also do not pay a shareholder servicing fee. Investor Class and Advisor Class shares of the
Fund may be converted to Institutional Class shares if your account balance exceeds the initial minimum investment for Institutional Class shares of the Fund. Any conversion is effected on the basis of the relative net asset values of the applicable classes, without the imposition of a sales load, fee, or other charge. A conversion between classes of the Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes. Please contact your financial intermediary or the
Transfer Agent if you believe you qualify for a conversion of your shares, or for additional information regarding your eligibility for and the tax consequences of any conversion.

Distribution of Fund Shares
The Distributor
Quasar Distributors, LLC (the “Distributor”) is located at 190 Middle Street, Suite 301, Portland, ME
04101, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered
25
broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are
offered on a continuous basis.
Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related services provided by such entities, an aggregate fee of 0.25% of the average daily net assets of the Investor Class shares. Advisor Class shares and Institutional Class shares do not pay a Rule 12b-1 fee.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.
Because the distribution fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.
Shareholder Servicing Plan Fees
The Trust has adopted a Shareholder Servicing Plan under which the Investor Class shares and the
Advisor Class shares of the Fund may pay a shareholder servicing fee of up to 0.15% of the classes’
respective average daily net assets for non-distribution personal shareholder services provided to the
Fund by financial institutions, including the Adviser or its affiliates.  Non-distribution personal shareholder services for which such fees are paid may include: establishing and maintaining shareholder accounts; processing subscriptions, redemptions, distributions, and tax reports; forwarding communications from the Fund to its shareholders; responding to shareholder inquiries; and making modifications to shareholder account records and options. Institutional Class shares do not pay a shareholder servicing fee.
Payments to Financial Intermediaries
The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.
The Adviser, out of its own resources and without additional cost to any Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. The Adviser will not make such additional cash payments to financial intermediaries in connection with the sale of
Institutional Class shares of the Fund.
26

Financial Highlights
The financial highlights in the following tables are intended to help you understand the Fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single
Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Because the
Institutional Class Shares of the Fund have not commenced operations prior to the date of this
Prospectus, there are no financial highlights available for Institutional Class Shares at this time. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request or on the Fund’s website at www.reinhartfunds.com.
27

Reinhart Genesis PMV Fund
	Year Ended May 31,
Investor Class	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$14.92	$15.38	$12.46	$12.55	$13.39
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)(a)	0.00(a)(b)	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments (c)	4.80	0.23	3.31	0.74	(0.30)
Total from investment operations	4.79	0.23	3.33	0.76	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)	(0.03)	(0.02)	(0.06)
Net realized gains	(1.18)	(0.67)	(0.38)	(0.83)	(0.51)
Total distributions	(1.19)	(0.69)	(0.41)	(0.85)	(0.57)
Net asset value, end of year	$18.52	$14.92	$15.38	$12.46	$12.55
Total return	33.67%	1.20%	27.04%	6.73%	-2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$34,855	$25,422	$24,800	$19,300	$17,300
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.33%	1.33%	1.34%	1.37%	1.37%
After expense waiver/recoupment	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.00%(d)	0.13%	0.13%	0.18%
Portfolio turnover rate	47%	44%	21%	47%	33%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Amount represents less than $0.005 per share.
(c)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.
(d)Amount represents less than 0.005%.
28

Reinhart Genesis PMV Fund
	Year Ended May 31,
Advisor Class	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$15.06	$15.49	$12.54	$12.61	$13.45
INVESTMENT OPERATIONS:
Net investment income	0.03(a)	0.04(a)	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments (b)	4.84	0.24	3.34	0.74	(0.29)
Total from investment operations	4.87	0.28	3.39	0.79	(0.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	(0.06)	(0.03)	(0.09)
Net realized gains	(1.18)	(0.67)	(0.38)	(0.83)	(0.51)
Total distributions	(1.20)	(0.71)	(0.44)	(0.86)	(0.60)
Net asset value, end of year	$18.73	$15.06	$15.49	$12.54	$12.61
Total return	33.93%	1.55%	27.33%	6.97%	-1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$678,950	$478,580	$405,900	$275,600	$263,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.19%	1.16%	1.16%	1.19%	1.16%
After expense waiver/recoupment	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.21%	0.25%	0.38%	0.39%	0.43%
Portfolio turnover rate	47%	44%	21%	47%	33%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the periods.
29
Investment Adviser
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, Wisconsin 53092
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E Wisconsin Ave, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
PRIVACY NOTICE
The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number,
e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).
The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
Reinhart Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION
You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports to shareholders and Form N-CSR provide additional information about the Fund’s investments.  The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the
Fund’s prior fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain a free copy of these documents and the SAI, request other information such as the
Fund’s financial statements, or make general inquiries about the Fund by calling the Fund (toll-free) at
(855) 774-3863, by visiting the Fund’s website at www.reinhartfunds.com or by writing to:
Reinhart Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
You can review and copy information, including the Fund’s reports and SAI:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://
www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

SUBJECT TO COMPLETION August 21, 2026
THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL
THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS
EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL
THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY
JURISDICTION IN WHICH THE OFFER OR SALE IS PERMITTED.
Reinhart Genesis PMV Fund
Investor Class – RPMAX
Advisor Class – RPMFX
Institutional Class – RPMLX
Statement of Additional Information
September [28], 2026
This Statement of Additional Information (“SAI”) provides general information about the Reinhart Genesis
PMV Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated September [28], 2026  (the
“Prospectus”), as supplemented and amended periodically. In addition, the Fund’s financial statements for the fiscal year ended May 31, 2026, are incorporated herein by reference to the Fund’s annual report dated
May 31, 2026. To obtain a copy of the Prospectus and/or annual report, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at
www.reinhartfunds.com.
Reinhart Genesis PMV Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
(855) 774-3863
TABLE OF CONTENTS

THE TRUST AND THE FUND ...................................................................................................................	1
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS .............................................	2
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS .............................	8
MANAGEMENT OF THE FUND ...............................................................................................................	9
BOARD OF TRUSTEES ...........................................................................................................................	9
THE ROLE OF THE BOARD OF TRUSTEES ......................................................................................	9
BOARD LEADERSHIP STRUCTURE ...................................................................................................	10
BOARD OVERSIGHT OF RISK MANAGEMENT ..............................................................................	11
TRUSTEES AND OFFICERS ...................................................................................................................	11
TRUSTEE QUALIFICATIONS ...............................................................................................................	13
TRUSTEE AND MANAGEMENT OWNERSHIP OF FUND SHARES .............................................	15
BOARD COMMITTEES ...........................................................................................................................	15
BOARD CONSULTANT ...........................................................................................................................	15
TRUSTEE COMPENSATION ..................................................................................................................	16
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ...........................................................	16
INVESTMENT ADVISER ........................................................................................................................	17
PORTFOLIO MANAGERS ......................................................................................................................	19
SERVICE PROVIDERS ...............................................................................................................................	20
LEGAL COUNSEL ....................................................................................................................................	20
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .....................................................	20
DISTRIBUTION OF FUND SHARES ........................................................................................................	20
DISTRIBUTION (RULE 12B-1) PLAN ......................................................................................................	21
SHAREHOLDER SERVICING PLAN ......................................................................................................	22
PORTFOLIO TRANSACTIONS AND BROKERAGE ............................................................................	23
PORTFOLIO TURNOVER .........................................................................................................................	25
CODE OF ETHICS .......................................................................................................................................	26
PROXY VOTING PROCEDURES .............................................................................................................	26
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM ...............................................................	26
PORTFOLIO HOLDINGS INFORMATION ............................................................................................	27
DETERMINATION OF NET ASSET VALUE .........................................................................................	28
PURCHASE AND REDEMPTION OF FUND SHARES .........................................................................	30
TAX MATTERS ............................................................................................................................................	31
DISTRIBUTIONS .........................................................................................................................................	37
FINANCIAL STATEMENTS ......................................................................................................................	37
1
The Trust and the Fund
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the
Securities and Exchange Commission (“SEC”) as an open-end management investment company.
The Fund is one series, or mutual fund, of the Trust. The Fund has three classes of shares: Advisor
Class shares, Investor Class shares, and Institutional Class shares. The Fund is a diversified series and has its own investment objective and policies. Shares of other series of the Trust are offered in separate prospectuses and SAIs, including other Funds managed by the Fund’s investment adviser,
Reinhart Partners, LLC (“Reinhart” or the “Adviser”). Other than these other series managed by the
Adviser, the Fund does not hold itself out as related to any other series within the Trust, nor does it share the same investment adviser with any other series of the Trust. The Funds’ Prospectus and this
SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust does not normally hold annual meetings of shareholders. Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.
Interests in the Fund are represented by shares of beneficial interest, each with no par value per share.
Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series. In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series (or class thereof) are borne by that series (or class). Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as deemed fair and equitable. No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.
2
All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.
Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective, principal investment strategies and principal risks set forth in the Prospectus. Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment
Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval. While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so. The
Fund might not invest in all of these types of securities or use all of these techniques at any one time.
The Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the
Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s
Prospectus.
Diversification
The Fund is diversified. A diversified fund is the fund that satisfies the definition of a “diversified company” set forth in the 1940 Act. A “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1)
no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.
Because the Fund intends to qualify as a “regulated investment company” (“RIC”) under Subchapter
M of the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investments, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer and the Fund will not hold more than 10% of such issuer’s outstanding voting securities.
Percentage Limitations
The Fund’s compliance with its investment policies and limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, except with respect to borrowing or illiquid investments, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the
Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy. If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.
3
Market Volatility
U.S. and international markets have from time-to-time experienced significant volatility. During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  At times, concerns have spread to domestic and international equity markets. In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company.
Continued volatility may have adverse effects on the Fund, and the risks discussed below and in the
Prospectus may increase.
Equity Securities
An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities.
The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.
Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.
Real Estate Securities
The real estate securities in which the Fund may invest consist of securities issued by Real Estate
Investment Trusts (“REITs”) or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded OTC. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e.,
REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e.,
REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. A REIT that meets the applicable requirements of the Code may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax. There is the risk that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, investors will also indirectly bear similar expenses of the REITs in
4
which the Fund invests. A REOC is typically structured as a “C” corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.
U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.
Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below). In addition, U.S.
government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Initial Public Offerings
The Fund may invest in securities offered by companies in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. Because IPO shares frequently are volatile in price, the Fund may hold
IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling
IPO shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies. Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.
Cash Investments
The Fund may hold up to 20% of its assets in cash, cash equivalents, and high quality, short-term debt securities and money market instruments (together “Cash Investments”) to retain flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities. Cash
Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances, time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations. If the market advances during periods when the Fund is holding a large
Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested. To the extent that the Fund uses a money market fund for its Cash Investments, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
5
Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities, due to their short-term, significant liquidity, and the high credit quality typically associated with such securities.
The Fund may invest in any of the following Cash Investments:
Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments. These investments generally mature within 397 calendar days from the date of acquisition. An investment in a money market mutual fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
To the extent that the Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher because you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-
denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than
$100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.
Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
6
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P, “A” or higher by
Moody’s, similarly rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality.
Investment Companies
The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The
Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, and the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid. With respect to other investments in investment companies, the 1940 Act generally limits the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.
Investments by the Fund in other investment companies will be subject to the limitations of the 1940
Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, the Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to the Fund’s own fees and expenses.
In October 2020, the SEC adopted regulatory changes related to the ability of an investment company to invest in other investment companies in excess of specified statutory limits. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of new
Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting certain fund of funds arrangements. Rule 12d1-4, which became effective on January 19, 2021, permits the Fund to invest in other investment companies, including money market funds, beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. Following this effectiveness, an investment company is no longer able to rely on these exemptive orders and no-action letters, and is subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).
Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or OTC. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value (“NAV”) per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly
7
from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. When the Fund invests in shares of a closed-end fund, shareholders of that Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of that
Fund’s fees and expenses.
Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.
Exchange-Traded Funds. Exchange-traded funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange. When the Fund invests in an
ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. In addition, shares of an ETF may trade at a market price that is higher or lower than their NAV and an active trading market in such shares may not develop or continue. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of
ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
If the Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.
The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other
ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Illiquid Investments
The Fund may purchase illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. The Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act. The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to
8
value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule
144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on the Fund’s liquidity.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks.
Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.
Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50%
of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.
The Fund may not:
1.Issue senior securities, borrow money or pledge its assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the
Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;
2.Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where the Fund may be considered to be an underwriter under the Securities Act);
3.Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
9
4.Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the
Fund);
6.Invest in the securities of any one industry or group of industries if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities; or
7.With respect to 75% of a Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation. If at any time the Fund’s illiquid investments are greater than
15% of its net assets, the Fund will determine how to remediate the excess illiquid investments in accordance with the 1940 Act and the Fund’s policies and procedures.
Management of the Fund
Board of Trustees
The management and affairs of the Fund are supervised by the Board. The Board consists of three individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.
The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar
Distributors, LLC, the Fund’s principal underwriter (the “Distributor”); U.S. Bancorp Fund Services,
10
LLC, doing business as U.S. Bank Global Fund Services, the Fund’s administrator (the
“Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank N.A., the Fund’s
Custodian, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the
Adviser, Distributor, Administrator, Custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.
The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review. Some of these reports are provided as part of formal
“Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the
Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of three Trustees that are not considered to be “interested persons” of the Fund, as defined by the 1940 Act (“Independent Trustees”) – Messrs. David A.
Massart, David M. Swanson and Robert J. Kern.  Accordingly, 100% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the investment adviser to the
Fund or its affiliates or other service providers to the Fund. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of
Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds and had been an Executive Vice President of the Administrator. The Board has established two standing committees, an Audit Committee and a Nominating & Governance Committee. The
Committees are discussed in greater detail under “Board Committees” below. Each of the Audit
Committee and the Nominating & Governance Committee are comprised entirely of Independent
Trustees. The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Fund.
The Independent Trustees have appointed David A. Massart as Chairman. Mr. Massart also serves as lead Independent Trustee with the responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the
Independent Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the
Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee
Qualifications” below.
11
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s series.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit
Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below. Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways. For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Trustees meet with the President, Treasurer and the
Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. The full Board receives reports from the investment advisers to the underlying series as to investment risks.
Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the
Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Chairman	Indefinite Term; Since April 2011	20	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (67 Portfolios) (2012-present).
12

David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	20	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006- present).
Independent Trustee,
RiverNorth Funds (3
Portfolios) (2018-present);
RiverNorth Managed
Duration Municipal
Income Fund, Inc. (1
Portfolio) (2019-present);
RiverNorth Opportunistic
Municipal Income Fund,
Inc. (1 Portfolio) (2018-
present); RiverNorth
Capital and Income Fund
(1 Portfolio) (2018-
present); RiverNorth
Opportunities Fund, Inc.
(1 Portfolio) (2015-
present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc. (1
Portfolio) (2019-present);
RiverNorth Flexible
Municipal Income Fund,
Inc. (1 Portfolio) (2020-
present); RiverNorth
Flexible Municipal
Income Fund II, Inc. (1
Portfolio) (2021-present);
RiverNorth Managed
Duration Municipal
Income Fund II, Inc. (1
Portfolio) (2022-present);
Independent Trustee,
ALPS Variable
Investment Trust (7
Portfolios) (2006 to 2025).

Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee and Audit Committee Chairman	Indefinite Term; Since January 2011	20	Retired (2018- Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005- present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Aaron G. Johanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Treasurer, Principal Financial Officer and Vice President	Indefinite Term: Since October 2025	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013-present).	N/A
13

Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term: Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2024- present); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer and Vice President	Indefinite Term; Since August 2019 (Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2008- present).	N/A
Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the
Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
14
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”),
Administrator, and Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support. He also served as a board member of U.S. Bancorp Fund
Services, LLC and previously served as a board member of Quasar Distributors, LLC (principal underwriter of many of the Trust's series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships. He is currently Partner and Managing Director of Beacon Pointe Advisors, LLC.
Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.
The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses. He has also served as Chief Operating Officer and
Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of
Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products
at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing
for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.
The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust.
This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.
15
Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in all portfolios of the Trust beneficially owned by the Trustees as of the calendar year ended December 31, 2025.

Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Name	Genesis Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
David A. Massart	None	None
David M. Swanson	$1-$10,000	$50,001-$100,000,
Robert J. Kern	None	None
As of August 14, 2026, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Fund in the Trust.
Board Committees
Audit Committee. The Trust has an Audit Committee, which is comprised of the Independent
Trustees. The Audit Committee reviews financial statements and other audit-related matters for the
Fund.The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.
The Audit Committee met twice with respect to the Fund during the fiscal year ended May 31, 2026.
Nominating & Governance Committee. The Trust has a Nominating & Governance Committee,
which is comprised of the Independent Trustees. The Nominating & Governance Committee is
responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Nominating & Governance
Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s bylaws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust no fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis. The Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. The Nominating
& Governance Committee did not meet during the Fund’s fiscal year ended May 31, 2026.
Board Consultant
Effective July 4, 2026, the Board engaged Kristina Nelson as a consultant to the Board with respect to its oversight of the Trust. In this role, Ms. Nelson attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Nelson receives a retainer, paid quarterly, from the Trust. Ms. Nelson most recently was employed, since May 2010, by U.S. Bancorp Fund Services LLC (Fund Services), the administrator
16
to the Trust and its series and various other investment companies. In addition to her service as consultant to the Board, the Board has appointed Ms. Nelson to the Board as a trustee. That appointment is expected to become effective in early January 2027. Ms. Nelson’s consultant role will end when her appointment as trustee takes effect.
Trustee Compensation
The Trustees each receive an annual retainer of $98,000. The Chairman of the Audit Committee receives additional compensation of $18,000, the Chairman of the Nominating & Governance
Committee receives additional compensation of $8,000 and the Chairman of the Board receives
$12,500, each annually. The Trustees each receive $8,000 for regularly scheduled meetings and
$2,500 for additional meetings.
The following table sets forth the compensation received by the Trustees for the Fund’s fiscal year ended May 31, 2026:

Name of Person/ Position	Aggregate Compensation from the Genesis Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust[2] Paid to Trustees
David A. Massart, Independent Trustee and Chairman	$5,785	None	None	$141,125
David M. Swanson, Independent Trustee and Nominating & Governance Committee Chairman	$5,967	None	None	$146,000
Robert J. Kern, Independent Trustee & Audit Committee Chairman	$5,847	None	None	$142,500
1Trustee fees and expenses are allocated among the Fund and any other series comprising the Trust.
2The Trust includes other portfolios in addition to the Fund.
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.
The following tables list the shareholders considered to be either a control person or a principal shareholder of the Fund or share class indicated as of August 18, 2026:
17
Genesis Fund

Investor Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
U.S. Bank FBO SISC GASB 45 Trust A 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212-3958	96.14%	N/A	N/A	Record

Advisor Class Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of Its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1965	34.27%	Morgan Stanley	DE	Record
National Financial Services, LLC For the Exclusive Benefit of Our Customers Attn Mutual Funds, Dept 4th Floor 499 Washington Boulevard Jersey City, New Jersey 07310-1995	19.08%	N/A	N/A	Record
Charles Schwab & Company Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, California 94105-1901	11.72%	N/A	N/A	Record
Lincoln Retirement Services Company FBO Ballad Health 403B Plan PO Box 7876 Fort Wayne, Indiana 46801-7876	8.54%	N/A	N/A	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 8400 Deer Lake Dr E Jacksonville, Florida 32246-6484	5.39%	N/A	N/A	Record
Raymond James Omnibus for Mutual Funds 880 Carillon Pkwy St Petersburg, Florida 33716-1100	5.29%	N/A	N/A	Record
(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e., “ABC
Brokerage, Inc.” “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e., “Jane
Doe Shareholder.”
As of the date of this SAI, the Fund’s Institutional Class shares have not yet commenced operations and there is no information available for principal shareholders at this time.
Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Reinhart Partners, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).  James Reinhart, through his equity ownership, is a control person of the Adviser.
Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or
18
sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions, and reports to the Board on the Fund’s investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the
Fund. The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Fund, including the Adviser.
The Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the
Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders; or (ii) by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice to the Trust. The Advisory
Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940
Act. The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the
Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s net assets, as specified in the Prospectus. However, the Adviser may voluntarily agree to reduce the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to reduce management fees and/or reimburse Fund expenses.
Fund Expenses. The Fund is responsible for its own operating expenses. Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the
Adviser has agreed to waive its management fees and pay Fund expenses, as specified in the
Prospectus. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time of the fee waiver and the expense payment occurred and at the time of the recoupment. The Operating
Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least
September 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board (the “Board”) or the Adviser, with the consent of the Board.
The total amount of advisory fees paid during the fiscal year indicated for the Genesis Fund, were as follows:

Advisory Fees Paid During the Fiscal Year Ended	May 31, 2026	May 31, 2025	May 31, 2024
Advisory Fees Accrued	$5,541,558	$4,922,988	$3,461,150
Advisory Fees Recouped/(Waived)	$(1,359,151)	$(1,057,860)	$(742,406)
Total Advisory Fees Paid to Adviser	$4,182,407	$3,865,129	$2,718,744
19
Portfolio Managers
As disclosed in the Prospectus, Joshua Wheeler, CFA, and Matthew Martinek, CFA are the portfolio managers (the “Portfolio Managers”) for the Fund.
The following tables provide information regarding other accounts, excluding the Fund, managed by the Portfolio Managers as of May 31, 2026:

Name of Manager	Account Category	# of Accounts(1)	Total Assets of Accounts(2)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Joshua Wheeler	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other Accounts	80	$77,711,393	2	$32,472,470
Matthew Martinek	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other Accounts	133	$2,055,649,006	0	$0
(1)Total Number of Accounts Managed (Not Including the Fund).
(2)Total Assets in Accounts Managed (Not Including the Fund).
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
The Adviser compensates the Portfolio Managers for their management of the Fund. The Portfolio
Managers’ compensation is based on a combination of competitive base salary and additional compensation based upon the amount of assets managed. The Portfolio Managers’ entire compensation package is paid by the Adviser and not by any client account.
The following table indicates the dollar range of Fund shares beneficially owned by each Portfolio
Manager as of May 31, 2026:

Portfolio Manager	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Joshua Wheeler	None
Matthew Martinek	$500,001-$1,000,000
20
Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund
Services”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, acts as the Administrator to the
Fund. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the
Fund with applicable laws and regulations; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Fund; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administration
Agreement, for its services, Fund Services receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets subject to an annual minimum fee. Fund Services also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.
The Fund paid fund administration and fund accounting fees to Fund Services during the fiscal years ended May 31:

Fund	2026	2025	2024
Genesis Fund	$356,768	$354,321	$304,553
Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank N.A., an affiliate of Fund
Services, serves as the custodian of the Fund’s assets. For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction-based fees, and is reimbursed for out-of-pocket expenses. The Custodian’s address is 1555 North RiverCenter
Drive, Suite 302, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. U.S. Bank N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Legal Counsel
Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004, serves as counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 875 E Wisconsin Ave, Suite 210, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds. Its services include auditing each
Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar
Distributors, LLC  (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(dba ACA Group), 190 Middle Street, Suite 301, Portland, ME 04101, pursuant to which the
21
Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis. The offering of the
Fund’s shares is continuous. The Distributor, Administrator and Custodian are affiliated companies.
The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory
Authority, Inc. (“FINRA”).
The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the
Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.
Distribution (Rule 12b-1) Plan
The Fund has adopted a distribution plan for the Investor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution and/or shareholder services, (“Distribution and Service Fees”) at an annual rate of 0.25%
of the Fund’s average daily NAV of Investor Class shares. The 12b-1 Plan provides that the
Distributor may use all or any portion of such Distribution and Service Fees to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services. The 12b-1 Plan is intended to benefit the Fund by increasing its assets and thereby reducing the Fund’s expense ratio.
During the fiscal year ended May 31, 2026, the Fund’s Investor Class incurred $72604 in Distribution and Service Fees.
The following table shows the allocation of the Distribution and Service Fees paid by the Fund’s
Investor Class shares during the fiscal year ended May 31, 2026.

Genesis Fund
Advertising/Marketing	—
Printing/Postage	—
Payment to distributor	—
Payment to dealers	$72,604
Compensation to sales personnel	—
Other	—
Total	$72,604
The Distribution and Service Fees are payable to the Distributor regardless of the distribution-related expenses actually incurred. Because the Distribution and Service Fees are not directly tied to expenses, the amount of distribution fees paid by the Investor Class shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.
22
The Distributor may use the Distribution and Service Fees to pay for services covered by the 12b-1
Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.
The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders. It is also required that the Independent
Trustees, select and nominate all other trustees who are not “interested persons” of the Fund. The
12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding. All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan. The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.
As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares
(distribution services) and for the provision of personal services to shareholders. The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to its investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. The Fund may also make payments under the 12b-1 Plan for exhibition space and to help defray the expenses these financial intermediaries incur in hosting client seminars where the
Fund is discussed.
In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution and Service Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.
Advisor Class and Institutional Class shares are not subject to the Rule 12b-1 Plan.
Shareholder Servicing Plan
Pursuant to a Shareholder Servicing Plan (the “Plan”) adopted by the Trust on behalf of the Investor
Class and Advisor Class shares of the Fund, the Adviser is authorized to provide, or arrange for others
23
to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”). Under the Plan, the
Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund, including affiliates of the Adviser.
Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9)
responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.
As compensation for the Shareholder Servicing Activities, the Investor Class and Advisor Class of the
Fund pays the Adviser a fee of up to 0.15% of the Fund’s average daily net assets of the shares owned by investors for which the Service Organization maintains a servicing relationship.
The Fund paid the following amounts in shareholder servicing fees to the Adviser during the fiscal years ended May 31:

Fund	2026	2025	2024
Genesis Fund	$717,337	$401,007	$203,293
Institutional Class shares are not subject to the Shareholder Servicing Plan.
Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.
Purchases and sales of securities on an exchange are effected through brokers that charge a commission while purchases and sales of securities in the OTC market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the
24
spread between the bid and asked price. The price of OTC securities usually includes an undisclosed commission or markup.
Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services. Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.
While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the
Adviser, even if the specific services are not directly useful to the Fund and may be useful to the
Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-
dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.
Investment decisions for the Fund are made independently from those of other client accounts of the
Adviser and its affiliates. Nevertheless, it is possible that at times identical securities will be acceptable for the Fund and one or more of such client accounts. In such event, the position of the
Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is
25
purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the
Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the
Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.
Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC. Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.
The table set forth below shows the total commissions paid for research services by the Fund, along with the principal value of the transactions, for the fiscal year ended May 31, 2026:

Fund	Commissions	Principal Value
Genesis Fund	$58,296	$281,350
The following table sets forth the amount of brokerage commissions paid by the Fund during the fiscal years ended May 31:

Fund	2026	2025	2024
Genesis Fund	$281,350	$316,685	$121,296
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%). To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the
Fund could be negatively affected by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.
26
The following table sets forth the portfolio turnover rates for the Fund during the fiscal years ended
May 31:

Fund	2026	2025
Genesis Fund	47%	44%
Code of Ethics
The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the
1940 Act. These codes permit, subject to certain conditions, personnel of the Trust, Adviser and
Distributor to invest in securities that may be purchased or held by the Fund.
Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy
Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free, (800) SEC-0330, on the
Fund’s website at www.reinhartfunds.com or by accessing the SEC’s website at www.sec.gov.
The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of the Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders. Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and
Procedures. Decisions are based on independent, objective analysis of the Fund’s economic interests.
When a material conflict of interest may affect the Adviser’s ability to vote a proxy in the Fund’s best interest, the Adviser will disclose such conflict to the Trust and obtain the Trust’s written consent prior to voting.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as
required by the Uniting and Strengthening America by Providing Appropriate Tools Required to
Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting
27
suspicious and/or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio
Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies. The Board has considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio
Holdings Policies. The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the
Adviser, Distributor, or any other affiliated person of the Fund. After due consideration, the Board has determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies. The Board also authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1)
overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in
Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these
Portfolio Holdings Policies. The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-PORT. These reports will be made available, free of charge, on the
EDGAR database on the SEC’s website at www.sec.gov. The Fund also discloses its calendar quarter-end holdings on its website at www.reinhartfunds.com with approximately a 30 calendar day lag. The Fund may provide separately to any person, including rating and ranking organizations such as Lipper and Morningstar, the Fund’s holdings commencing the day after the information is first published on the Fund’s website. In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.
In the event of a conflict between the interests of the Fund and its shareholders and the interests of the
Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the
Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was
28
made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian;
the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities. Portfolio holdings information not publicly available with the SEC or on the Fund’s website may only be provided to additional third parties, in accordance with the Portfolio Holdings
Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement. Such portfolio holdings disclosure must be approved under the Portfolio
Holdings Policies by the Trust’s CCO.
In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the
Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.
Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time)
each business day. The NYSE annually announces the days on which it will not be open for trading.
The most recent announcement indicates that it will not be open on the following days: New Year’s
Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National
Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However,
the NYSE may close on days not included in that announcement.
The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time. The Net Assets of each class are calculated by (1) taking the value of all assets, less liabilities, held by the Fund and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple-Class
Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the NAV of each class relative to the NAV of the Fund or the Trust, as the case may be.

Net Assets Per Share Class	=	NAV Per Share Class
Shares Outstanding Per Share Class
The Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Adviser’s valuation procedures and policies. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the Fund and has been delegated the responsibility for
29
making good faith, fair value determinations with respect to the Fund’s portfolio securities. When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under the fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of these fair value pricing procedures is to ensure that the
Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of the prices obtained through the application of such procedures.
Each security owned by the Fund that is listed on a securities exchange is valued at its last reported sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. If no sale is reported, the security is valued at the mean between the last available bid and asked price.
Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Investments in other investment companies, including money market funds, are valued at their NAV per share. Participation Notes are valued at the mean between bid and ask prices.
Investments in other investment companies, including money market funds, are valued at their NAV per share. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Foreign securities are generally valued in the same manner as the securities described above. Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier. Foreign currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.
Exchange traded options are generally valued at the composite price, using the National Best Bid and
Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.
30
Purchase and Redemption of Fund Shares
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV. The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).
Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund or an Authorized
Intermediary accepts the order.
Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE
(generally 4:00 p.m., Eastern Time) on a business day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be processed at the next determined NAV.
Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the NAV next calculated after the Transfer Agent receives the order from the financial intermediary.
Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:
•The name of the Fund you are investing in;
•The class of shares to be purchased;
•The dollar amount of shares to be purchased;
•Your account application or investment stub; and
•A check payable to the name of the Fund.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.
Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an
Authorized Intermediary receives your redemption request in good order. A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund;
•The class of shares to be redeemed;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account (with signature(s) guaranteed, if applicable).
31
Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.
A signature guarantee of each owner is required in the following situations:
•If ownership is changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees, from either a Medallion program member or a non-Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.
The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.
Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.
The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the
Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of
$250,000 or 1% of the net assets of the Fund, valued at the beginning of such period. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications
The Fund will not accept a request to cancel or modify a written transaction once processing has begun.
Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the
Fund and its shareholders. The discussion reflects applicable U.S. federal income tax laws of the U.S.
as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the
Fund.
32
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the
Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions, as discussed below.
If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of its taxable income will be subject to federal income tax at the applicable corporate income tax rate (without any deduction for distributions to the Fund’s shareholders) and its income available for distribution will be reduced.
As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to its shareholders, the Fund will not be subject to
U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section
7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.
With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than
10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the
Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.
In addition, pursuant to the Code, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as QPTPs. The Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Fund is in compliance with the restriction.
The Fund’s policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.
Additionally, if the Fund does not qualify as a RIC, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund. If the Fund fails to
33
distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.
Net investment income generally consists of interest, dividends, and short-term capital gains, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.
Distributions of net investment income are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent that the
Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares. The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders. Any distributions to you in excess of the Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains.
Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.
Any distributions to you in excess of the Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains to you.
Under the Tax Cuts and Jobs Act (“TCJA”), "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The TCJA does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable the Fund to pass through the special character of "qualified REIT dividends" to its shareholders.
Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable
34
when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on
December 31. Distributions are includable in alternative minimum taxable income in computing a noncorporate shareholder’s liability for the alternative minimum tax. (Under the TCJA corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.)
Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available to the Fund, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.
A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent Fund shares are purchased
(through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a
401(k) plan or an individual retirement account. The Fund will calculate cost basis using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the IRS requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 24%
for U.S. residents.
Gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the
35
manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits.
Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.
Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed below.  Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties. Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”)
or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC, such as the
Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities
(including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a
“disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate income tax rate. The
36
Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.
The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments)
may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
While securities are loaned out by the fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations.
The Fund may invest in securities of foreign companies that may be classified under the Code as a passive foreign investment company (“PFIC”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to
U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax treaty.
This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.
37
This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.
You are urged to consult your own tax advisor.
Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.
The amount of the Fund’s distribution is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.
The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (to the extent not offset by any capital loss carryovers), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.
Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share. Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the
Transfer Agent has received the written request.
Financial Statements
The Fund’s annual report to shareholders for the fiscal year ended May 31, 2026 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Reinhart International PMV Fund)
OTHER INFORMATION
Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s
Registration Statement on Form N-1A filed on October 24, 2017.

(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated herein by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)		Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, Reinhart International PMV Fund and Reinhart Partners, Inc. – filed herewith.
	(2)
Form of Amended Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Reinhart
International PMV Fund, and Reinhart Partners, Inc. – filed herewith.

(e)	(1)	(i)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap
PMV Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement on
Form N-1A filed on May 29, 2012.

		(ii)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, and Quasar
Distributors, LLC – incorporated herein by reference from Post-Effective
Amendment No. 322 to the Trust's Registration Statement on Form N-1A filed on
December 21, 2017.

		(iii)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, Reinhart
International PMV Fund, and Quasar Distributors, LLC - incorporated herein by reference to Post-Effective Amendment No. 545 to the Trust’s Registration
Statement on Form N-1A filed on May 20, 2022.

		(iv)	Distribution Agreement between the Trust on behalf of the Reinhart Mid Cap PMV Fund, Reinhart Genesis PMV Fund, Reinhart International PMV Fund and Quasar Distributors, LLC – filed herewith.
	(2)		Novation Agreement (Quasar) – incorporated herein by reference from Post- Effective Amendment No. 550 to the Trust's Registration Statement on Form N-1A filed on September 27, 2022.
(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Custody Agreement between the Trust and U.S. Bank National
Association – incorporated herein by reference from Post-Effective Amendment
No. 32 to the Trust’s Registration Statement on Form N-1A filed on May 29,
2012.

2

		(ii)
Amendment to the Custody Agreement between the Trust and U.S. Bank National
Association - incorporated herein by reference to Post-Effective Amendment No.
322 to the Trust’s Registration Statement on Form N-1A filed on December 21,
2017.

		(iii)
Amendment to the Custody Agreement between the Trust and U.S. Bank National
Association – incorporated herein by reference from Post-Effective Amendment
No. 344 to the Trust's Registration Statement on Form N-1S filed on February 16,
2018.

		(iv)
Amendment to the Custody Agreement between the Trust and U.S. Bank National
Association – incorporated herein by reference from Post-Effective Amendment
No. 545 to the Trust's Registration Statement on Form N-1A filed on May 20,
2022.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp
Fund Services, LLC – incorporated herein by reference to the Trust’s Registration
Statement on Form N-1A filed on May 5, 2011.

		(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form
N-1A filed on May 29, 2012.

		(ii)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 322 to the Trust’s Registration Statement on Form
N-1A filed on December 21, 2017.

		(iii)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 344 to the Trust’s Registration Statement on Form
N-1A filed on February 16, 2018.

		(iv)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 545 to the Trust’s Registration Statement on Form
N-1A filed on May 20, 2022.

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A
filed on May 29, 2012.

		(ii)
Amendment to the Fund Accounting Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 322 to the Trust’s Registration Statement on Form
N-1A filed on December 21, 2017.

		(iii)
Amendment to the Fund Accounting Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 344 to the Trust’s Registration Statement on Form
N-1A filed on February 16, 2018.

		(iv)
Amendment to the Fund Accounting Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 545 to the Trust’s Registration Statement on Form
N-1A filed on May 20, 2022.

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A
filed on May 29, 2012.

3

		(ii)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC - incorporated herein by reference to Post-
Effective Amendment No. 322 to the Trust’s Registration Statement on Form
N-1A filed on December 21, 2017.

		(iii)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 545 to the Trust's Registration Statement on Form
N-1A filed on May 20, 2022.

	(4)
Form of Amended and Restated Operating Expenses Limitation Agreement
between the Trust, on behalf of the Reinhart Mid Cap PMV Fund, Reinhart
Genesis PMV Fund, Reinhart International PMV Fund, and Reinhart Partners,
Inc. – filed herewith.

(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the
Reinhart Mid Cap PMV Fund – incorporated herein by reference from Post-
Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A
filed on May 29, 2012.

	(2)
Opinion and Consent of Counsel by Stradley Ronon Stevens & Young, LLP for
Institutional Class shares of the Reinhart Mid Cap PMV Fund – incorporated herein by reference from Post-Effective Amendment No. 310 to the Trust’s
Registration Statement on Form N-1A filed on September 22, 2017.

	(3)
Opinion and Consent of Counsel by Stradley Ronon Stevens & Young, LLP for
shares of the Reinhart Genesis PMV Fund – incorporated herein by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on
Form N-1A filed on December 21, 2017.

	(5)		Opinion and Consent of Counsel by Morgan, Lewis & Bockius, LLP for Institutional Class Shares of the Reinhart Genesis PMV Fund – filed herewith.
(j)	(1)		Consent of Independent Registered Public Accounting Firm by Cohen & Company, Ltd. for the Reinhart Genesis PMV Fund – filed herewith.
	(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and
David M. Swanson – incorporated herein by reference to Post-Effective
Amendment No. 533 to the Registrant's Registration Statement on Form N-1A
filed on March 18, 2022.

(k)			Omitted Financial Statements – not applicable
(l)			Seed Capital Agreements – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)	(1)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 589 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2024.
	(2)		Shareholder Services Plan – incorporated herein by reference from Post-Effective Amendment No. 574 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2023.
(n)			Form of Multiple Class Plan (Rule 18f-3) – filed herewith.
(o)			Reserved
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post- Effective Amendment No. 560 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2023.
	(2)		Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 550 to the Trust's Registration Statement on Form N-1A Filed on September 27, 2022.
Item 29.  Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
4
Item 30.  Indemnification
Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and
Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the
Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the
U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”
Item 31.  Business and Other Connections of Investment Advisers
With respect to the Advisers, the response to this Item will be incorporated by reference to the
Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the
SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at
www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.
(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of
1940, as amended:
1.          Abacus FCF ETF Trust
2.          Advisor Managed Portfolios
3.          Antares Private Credit Fund
4.          Capital Advisors Growth Fund, Series of Advisors Series Trust
5.          Chase Growth Fund, Series of Advisors Series Trust
6.          Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.          Edgar Lomax Value Fund, Series of Advisors Series Trust
8.          Huber Large Cap Value Fund, Series of Advisors Series Trust
9.          Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.        Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.        Huber Small Cap Value Fund, Series of Advisors Series Trust
12.        Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.        Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.        Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.        O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.        PIA BBB Bond Fund, Series of Advisors Series Trust
17.        PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.        PIA High Yield Fund, Series of Advisors Series Trust
5
19.        PIA MBS Bond Fund, Series of Advisors Series Trust
20.        PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.        Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.        Poplar Forest Partners Fund, Series of Advisors Series Trust
23.        Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.        Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.        Pzena International Value ETF, Series of Advisors Series Trust
26.        Pzena International Value Fund, Series of Advisors Series Trust
27.        Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.        Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.        Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.        Vox populi ETF, Series of Advisors Series Trust
31.        Scharf ETF, Series of Advisors Series Trust
32.        Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.        Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.        Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.        Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.        The Aegis Funds
37.        Allied Asset Advisors Funds
38.        Angel Oak Funds Trust
39.        Angel Oak Strategic Credit Fund
40.        Brookfield Infrastructure Income Fund Inc.
41.        Brookfield Investment Funds
42.        Buffalo Funds
43.        RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.        RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.        RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.        DoubleLine Funds Trust
47.        AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series
Solutions
48.        AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.        AAM Crescent CLO ETF, Series of ETF Series Solutions
50.        AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series
Solutions
51.        AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.        AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
53.        AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
54.        AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
55.        AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
56.        AAM Transformers ETF, Series of ETF Series Solutions
57.        Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
58.        Aptus April Buffer, Series of ETF Series Solutions
59.        Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.        Aptus Deferred Income ETF, Series of ETF Series Solutions
61.        Aptus Defined Risk ETF, Series of ETF Series Solutions
62.        Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.        Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.        Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.        Aptus January Buffer ETF, Series of ETF Series Solutions
66.        Aptus July Buffer ETF, Series of ETF Series Solutions
67.        Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68.        Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
69.        Aptus Large Cap Upside ETF, Series of ETF Series Solutions
70.        Aptus October Buffer ETF, Series of ETF Series Solutions
71.        Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
72.        Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
73.        Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
6
74.        BTD Capital Fund, Series of ETF Series Solutions
75.        Carbon Strategy ETF, Series of ETF Series Solutions
76.        ClearShares OCIO ETF, Series of ETF Series Solutions
77.        ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
78.        ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
79.        Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
80.        Distillate International Fundamental Stability & Value ETF, Series of ETF Series
Solutions
81.        Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
82.        Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
83.        ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84.        Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
85.        Hoya Capital Housing ETF, Series of ETF Series Solutions
86.        LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87.        LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88.        LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89.        McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90.        Opus Small Cap Value ETF, Series of ETF Series Solutions
91.        The Acquirers Fund, Series of ETF Series Solutions
92.        The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93.        The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
94.        U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series
Solutions
95.        U.S. Global JETS ETF, Series of ETF Series Solutions
96.        U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97.        U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series
Solutions
98.        US Vegan Climate ETF, Series of ETF Series Solutions
99.        First American Funds Trust
100.      FundX Investment Trust
101.      The Glenmede Fund, Inc.
102.      The GoodHaven Funds Trust
103.      Harding, Loevner Funds, Inc.
104.      Hennessy Funds Trust
105.      Horizon Funds
106.      Hotchkis & Wiley Funds
107.      Intrepid Capital Management Funds Trust
108.      Jacob Funds Inc.
109.      The Jensen Quality Growth Fund Inc.
110.      Kirr, Marbach Partners Funds, Inc.
111.      Core Alternative ETF, Series of Listed Funds Trust
112.      Optimized Equity Income ETF, Series of Listed Funds Trust
113.      Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
114.      Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
115.      LKCM Funds
116.      LoCorr Investment Trust
117.      MainGate Trust
118.      ATAC Rotation Fund, Series of Managed Portfolio Series
119.      Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.      Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
121.      Kensington Defender Fund, Series of Managed Portfolio Series
122.      Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
123.      Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.      Kensington Managed Income Fund, Series of Managed Portfolio Series
125.      LK Balanced Fund, Series of Managed Portfolio Series
126.      Leuthold Core ETF, Series of Managed Portfolio Series
127.      Leuthold Core Investment Fund, Series of Managed Portfolio Series
7
128.      Leuthold Global Fund, Series of Managed Portfolio Series
129.      Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
130.      Leuthold Select Industries ETF, Series of Managed Portfolio Series
131.      Muhlenkamp Fund, Series of Managed Portfolio Series
132.      Nuance Concentrated Value Fund, Series of Managed Portfolio Series
133.      Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
136.      Port Street Quality Growth Fund, Series of Managed Portfolio Series
137.      Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.      Reinhart International PMV Fund, Series of Managed Portfolio Series
139.      Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.      Tremblant Global ETF, Series of Managed Portfolio Series
141.      Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.      Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
143.      Hood River International Opportunity Fund, Series of Manager Directed Portfolios
144.      Hood River New Opportunities Fund, Series of Manager Directed Portfolios
145.      Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
146.      SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.      SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.      SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.      Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.      Mason Capital Fund Trust
151.    Matrix Advisors Funds Trust
152.    Monetta Trust
153.    Nicholas Equity Income Fund, Inc.
154.    Nicholas Fund, Inc.
155.    Nicholas II, Inc.
156.    Nicholas Limited Edition, Inc.
157.    Oaktree Asset-Backed Income Fund Inc.
158.    Oaktree Diversified Income Fund Inc.
159.    Permanent Portfolio Family of Funds
160.    Procure ETF Trust II
161.    Professionally Managed Portfolios
162.    Provident Mutual Funds, Inc.
163.    Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164.    Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165.    Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166.    Aquarius International Fund, Series of The RBB Fund, Inc.
167.    Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168.    Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.    Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
170.    Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
171.    Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
172.    Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
173.    F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.    F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.    F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.    F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
177.    F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
178.    F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
179.    F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
180.    F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
181.    F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
182.    F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
183.    F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
184.    F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB
Fund, Inc.
185.    F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
8
186.    F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
187.    F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
188.    F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
189.    F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
190.    F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
191.    F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
192.    F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
193.    F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
194.    F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
195.    Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
196.    Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
197.    Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
198.    Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
199.    Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
200.    Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
201.    Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
202.    Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
203.    Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
204.    MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
205.    Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
206.    SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207.    SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
208.    SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
209.    SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
210.    SGI Global Equity Fund, Series of The RBB Fund, Inc.
211.    SGI Peak Growth Fund, Series of The RBB Fund, Inc.
212.    SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
213.    SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
214.    SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
215.    SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
216.    WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
217.    WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
218.    The RBB Fund Trust
219.    RBC Funds Trust
220.    Rockefeller Municipal Opportunities Fund
221.    SEG Partners Long/Short Equity Fund
222.    Series Portfolios Trust
223.    Thompson IM Funds, Inc.
224.    Tortoise Capital Series Trust
225.    Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
226.    Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
227.    CrossingBridge Low Duration High Income Fund, Series of Trust for Professional
Managers
228.    CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional
Managers
229.    CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
230.    CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
231.    RiverPark Strategic Income Fund, Series of Trust for Professional Managers
232.    Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
233.    Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
234.    Jensen Quality MidCap Fund, Series of Trust for Professional Managers
235.    Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
236.    Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
237.    Wall Street EWM Funds Trust
9
(b)The following are the Officers and Manager of the Distributor, the Registrant’s
underwriter. The Distributor’s principal business address is 190 Middle Street, Suite
301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)Not applicable.
Item 33.  Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment
Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Reinhart Partners, Inc. 11090 North Weston Drive Mequon, Wisconsin 53092
Registrant’s Distributor s	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Item 34.  Management Services
Not applicable.
Item 35.  Undertakings
Not applicable.
10
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company
Act of 1940, as amended, the Registrant duly caused this Post-Effective Amendment No. 651 to its Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Milwaukee and State of Wisconsin, on the 21st day of August, 2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 21st day of August, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney